Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
Alambic Mid Cap Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alambic Mid Cap Plus Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Mid Cap Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	183.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.5 billion and - $34.7 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses the systematic application of fundamental analysis practices and other quantitative methods as the primary forces driving investment selection. Our proprietary return forecasting model consider the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolescence in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return through September 30, 2018 is 3.98%. Quarterly Returns During This Time Period Highest: 6.83% (quarter ended March 31, 2017) Lowest: 2.54% (quarter ended June 30, 2017)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In prior prospectuses, the Fund compared its performance against the Russell Midcap Growth Total Return Index. The Advisor believes the Russell Midcap Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Russell Midcap Growth Total Return Index and, therefore, the Russell Midcap Total Return Index will replace the Russell Midcap Growth Total Return Index in future comparisons.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Mid Cap Plus Fund | Alambic Mid Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.60%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(12.75%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	2,681
Five Years	rr_ExpenseExampleYear05	4,849
Ten Years	rr_ExpenseExampleYear10	$ 8,832
Annual Return 2017	rr_AnnualReturn2017	21.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.54%
1 Year	rr_AverageAnnualReturnYear01	(13.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Plus Fund | After Taxes on Distributions | Alambic Mid Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Plus Fund | After Taxes on Distributions and Sales | Alambic Mid Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Plus Fund | Russell Midcap Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.06%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016	[2]
Alambic Mid Cap Plus Fund | Russell Midcap Growth Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC MID CAP VALUE PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Mid Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 184% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	184.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.5 billion and - $34.7 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 0.43%.

Quarterly Returns During This Time Period

Highest: 7.25% (quarter ended December 31, 2017)

Lowest: 1.14% (quarter ended June 30, 2017)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Mid Cap Value Plus Fund | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.87%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.02%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	2,725
Five Years	rr_ExpenseExampleYear05	4,917
Ten Years	rr_ExpenseExampleYear10	$ 8,904
Annual Return 2017	rr_AnnualReturn2017	16.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.14%
1 Year	rr_AverageAnnualReturnYear01	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | After Taxes on Distributions | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.46%
Since Inception	rr_AverageAnnualReturnSinceInception	16.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | After Taxes on Distributions and Sales | Alambic Mid Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Mid Cap Value Plus Fund | Russell Midcap Value Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2016
Alambic Small Cap Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alambic Small Cap Plus Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Small Cap Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $159.2 million and $5.0 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and convertible warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 7.11%.

Quarterly Returns During This Time Period

Highest: 11.45% (quarter ended September 30, 2016)

Lowest: 0.99% (quarter ended June 30, 2016)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In prior prospectuses, the Fund compared its performance against the Russell 2000® Growth Index. The Advisor believes the Russell 2000® Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Russell 2000® Growth Index and, therefore, the Russell 2000® Total Return Index will replace the Russell 2000® Growth Index in future comparisons.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Small Cap Plus Fund | Alambic Small Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.09%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.14%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	1,350
Five Years	rr_ExpenseExampleYear05	2,577
Ten Years	rr_ExpenseExampleYear10	$ 5,528
Annual Return 2016	rr_AnnualReturn2016	23.73%
Annual Return 2017	rr_AnnualReturn2017	16.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.99%
1 Year	rr_AverageAnnualReturnYear01	(12.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Plus Fund | After Taxes on Distributions | Alambic Small Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Plus Fund | After Taxes on Distributions and Sales | Alambic Small Cap Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Plus Fund | Russell 2000® Total Return Index (reflects no deduction for fees, expense or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015	[5]
Alambic Small Cap Plus Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALAMBIC SMALL CAP VALUE PLUS FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alambic Small Cap Value Plus Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	225.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of small capitalization ("small-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell 2000® Index (between $159.2 million and $5.0 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses quantitative and fundamental analysis, and a proprietary "stock selection" model that considers the following categories of factors:

•	Fundamental Valuation that analyzes cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality: that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies price discrepancies in securities across a range of market segments, and then invests in those securities the Adviser believes are underpriced.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

•	Small-Capitalization Risk. Investments in equity securities issued by small-capitalization companies are generally subject to greater risk than equity securities issued by larger, more established companies, and may be more susceptible to market events, price volatility, and liquidity risks.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolesce in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund's value investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-890-8988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alambicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is 4.86%.

Quarterly Returns During This Time Period

Highest: 12.82% (quarter ended December 31, 2016)

Lowest: (2.29%) (quarter ended March 31, 2017)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Alambic Small Cap Value Plus Fund | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALAMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.85%)	[6]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	1,294
Five Years	rr_ExpenseExampleYear05	2,473
Ten Years	rr_ExpenseExampleYear10	$ 5,337
Annual Return 2016	rr_AnnualReturn2016	29.24%
Annual Return 2017	rr_AnnualReturn2017	4.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
1 Year	rr_AverageAnnualReturnYear01	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	14.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | After Taxes on Distributions | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | After Taxes on Distributions and Sales | Alambic Small Cap Value Plus Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015
Alambic Small Cap Value Plus Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	17.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2015

[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[2]	In prior prospectuses, the Fund compared its performance against the Russell Midcap Growth Total Return Index. The Advisor believes the Russell Midcap Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Russell Midcap Growth Total Return Index and, therefore, the Russell Midcap Total Return Index will replace the Russell Midcap Growth Total Return Index in future comparisons.
[3]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[4]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.95% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[5]	In prior prospectuses, the Fund compared its performance against the Russell 2000® Growth Index. The Advisor believes the Russell 2000® Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the Russell 2000® Growth Index and, therefore, the Russell 2000® Total Return Index will replace the Russell 2000® Growth Index in future comparisons.
[6]	Alambic Investment Management, L.P. (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund's business to an amount not exceeding 0.95% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.